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Blueprint Chesapeake Multi-Asset Trend ETF
BLUEPRINT CHESAPEAKE MULTI-ASSET TREND ETF - FUND SUMMARY
Investment Objective
The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) seeks to preserve capital and generate long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blueprint Chesapeake Multi-Asset Trend ETF Blueprint Chesapeake Multi-Asset Trend ETF	[1]
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%	[2]
Acquired Fund Fees and Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	1.10%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Blueprint Chesapeake Multi-Asset Trend ETF | Blueprint Chesapeake Multi-Asset Trend ETF | USD ($)	112	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a trend following program called the Chesapeake Program (described below). The Chesapeake Program is comprised of two components:

(i)	Derivatives Component: The Fund will invest in futures contracts and futures-related instruments (such as forwards) and spot contracts in global markets across a wide range of asset classes, including equities, fixed income, currencies and commodities.

(ii)	Long-Short Component: The Fund will invest in both long and short positions in equity securities.

In addition, the Fund invests in cash, short-term U.S. Treasury securities, money market funds, and cash equivalents (the “Cash Strategy”).

The Fund’s portfolio is managed by sub-advisers Chesapeake Capital Corporation (“Chesapeake”) and Blueprint Fund Management, LLC (“Blueprint”). Chesapeake manages the Fund’s portfolio using the Chesapeake Program, while Blueprint manages the Cash Strategy. The Fund’s returns mainly arise from the Chesapeake Program.

The Fund’s portfolio is usually comprised of 300-500 securities and financial instruments, which the Fund invests in directly or indirectly via the Subsidiary (described below). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Chesapeake Program - Overview.

Chesapeake manages the Fund’s investments using their proprietary long-term trend following “Chesapeake Program.” This Program generates trade signals based on market indicators such as current prices and moving average prices. Chesapeake’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Chesapeake Program, and each of the Derivatives and Long-Short components, seeks to preserve capital while also seeking to provide positive annual returns.

The Program analyzes various market metrics, including price action, market volatility, open interest, and daily trading volume, to predict market opportunities and identify recurring price patterns. The data comes from a wide array of markets, such as U.S. and non-U.S. stock indices, single stocks, ETFs, fixed income futures, currencies, and commodities. Frequent buying and selling of portfolio holdings may occur to seek to achieve the Fund’s investment objective. The Chesapeake Program will allocate assets to its Derivatives Component and Long-Short Component based on the Program’s then-current view of risk levels of the wide array of markets. Approximately, one-half of the Fund’s market risk exposure will be through the Program’s Derivatives Component and the other half through its Long-Short Component.

See “Additional Information About the Fund’s Principal Investment Strategies” for a more complete description of the Chesapeake Program and its two components.

Derivatives Component

For the Fund’s Derivatives Component, the Chesapeake Program analyzes multiple market metrics to generate trend-following trade signals (i.e., investment decisions) for derivatives transactions. Through the Derivatives Component, the Fund will invest in exchange-traded commodity futures contracts, options on futures contracts and commodities; spot and forward currency contracts. As noted above, the Derivatives component seeks to preserve capital while also seeking to provide positive annual returns.

The Fund’s derivatives holdings will relate to fixed-income instruments or fixed-income ETFs, currencies (including up to 2% (notional value) in digital currencies), and commodities (e.g., agricultural products, energies, precious and industrial metals). The Fund does not invest directly in digital currencies; rather the Fund invests in cryptocurrencies only indirectly via exchange-traded futures contracts.

Long-Short Component

For the Fund’s Long-Short Component, the Chesapeake Program analyzes a large number of market metrics from a broad range of markets to generate trend following trade signals to make its long and short investment decisions. As noted above, the Long-Short component seeks to preserve capital while also seeking to provide positive annual returns.

Under the Chesapeake Program, the Fund may take long and short positions of U.S. and non-U.S. equity securities as part of its broader trend-following program. The Fund’s equity holdings may be 100% long, 100% short, or a mix.

For long holdings, the Fund may invest in the equity securities of U.S. and foreign issuers (directly or via ADRs) without regard to market capitalization. The Fund will take short positions in small-cap, mid-cap, and large-cap, U.S. equity securities or indices. In addition, a portion of the short sales of the Fund’s Long-Short Strategy may be accomplished by investing in derivatives. That is, the Fund may effect shorting by selling futures contracts on either large-cap equity securities or indices to seek positive returns from corresponding price declines. The Fund may do so either directly or indirectly via the Subsidiary. See “Additional Information About the Fund’s Principal Investment Strategies” for a description of shorting securities).

Cash Strategy

Blueprint manages the Fund’s Cash Strategy, which will principally be used for margin and collaterals purposes for the Fund’s derivatives transactions. The Fund will invest in short-term U.S. Treasury securities (i.e., with a duration of 5 years or less), money market funds, cash, and cash equivalents.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and other derivative instruments either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by Toroso Investments, LLC (the “Adviser”) and sub-advised by Chesapeake. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at https://tfpnetf.com/.

Blueprint Chesapeake Multi-Asset Trend ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Blueprint Chesapeake Multi-Asset Trend ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Blueprint Chesapeake Multi-Asset Trend ETF | Commodities Risk [Member]

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Blueprint Chesapeake Multi-Asset Trend ETF | Energy Commodities Risk [Member]
Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.
Blueprint Chesapeake Multi-Asset Trend ETF | Precious Metal Commodities Risk [Member]
Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.
Blueprint Chesapeake Multi-Asset Trend ETF | Industrial Metal Commodities Risk [Member]
Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.
Blueprint Chesapeake Multi-Asset Trend ETF | Grains Commodities Risk [Member]
Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.
Blueprint Chesapeake Multi-Asset Trend ETF | Equity Market Risk [Member]

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Blueprint Chesapeake Multi-Asset Trend ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter-term and higher-rated securities.

Blueprint Chesapeake Multi-Asset Trend ETF | Currency Risk [Member]

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Blueprint Chesapeake Multi-Asset Trend ETF | Credit Risk [Member]

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Blueprint Chesapeake Multi-Asset Trend ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund may invest in foreign securities. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Blueprint Chesapeake Multi-Asset Trend ETF | Leverage Risk [Member]

Leverage Risk. The derivative instruments in which the Fund may invest provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Blueprint Chesapeake Multi-Asset Trend ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Blueprint Chesapeake Multi-Asset Trend ETF | Futures Contracts [Member]
Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.
Blueprint Chesapeake Multi-Asset Trend ETF | Forward Currency Contracts Risk [Member]
Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.
Blueprint Chesapeake Multi-Asset Trend ETF | Short Sales Risk [Member]

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Blueprint Chesapeake Multi-Asset Trend ETF | Cayman Subsidiary Risk [Member]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Blueprint Chesapeake Multi-Asset Trend ETF | Tax Risk [Member]

Tax Risk. The Fund intends to treat any income it may derive from futures received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund could possibly cause the Subsidiary to make distributions to the Fund for the purposes of potentially making distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year. This income would be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC the Fund might be required to recognize unrealized gains, pay substantial taxes, interest and penalties and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred, which would have a negative impact on the Fund’s returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

Blueprint Chesapeake Multi-Asset Trend ETF | Sub-Adviser Strategy Risk [Member]

Sub-Adviser Strategy Risk. The performance of the Fund’s Derivatives and Long-Short Strategies depends primarily on the ability of Chesapeake to react to price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in the philosophies and emotions of various market participants.

Chesapeake’s investment process may not take all of these factors into account. The successful use of futures contracts and other derivatives draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations.

The trading decisions of Chesapeake are based in part on mathematical models, which are implemented as automated computer algorithms that Chesapeake has developed over time. The successful operation of the automated computer algorithms on which Chesapeake’s trading decisions are based is reliant upon Chesapeake’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Chesapeake recognizing that fact before substantial losses are incurred. There can be no assurance that Chesapeake will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Blueprint Chesapeake Multi-Asset Trend ETF | Commodity-Linked Derivatives Tax Risk [Member]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund generally has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Blueprint Chesapeake Multi-Asset Trend ETF | Commodity Pool Regulatory Risk [Member]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO, are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Blueprint Chesapeake Multi-Asset Trend ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Blueprint Chesapeake Multi-Asset Trend ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Blueprint Chesapeake Multi-Asset Trend ETF | Cryptocurrency Risk [Member]

Cryptocurrency Risk. From time to time, the Fund may have market exposure to cryptocurrencies (via futures contracts as noted above), which are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that can be used like money. Cryptocurrencies use cryptography to secure transactions, to control the creation of additional units, and to verify the transfer of assets. A cryptocurrency operates without central authority or banks and is not backed by any government. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing.

Cryptocurrency technology is new and untested, and investments with exposure to cryptocurrencies come with substantial risks. These include the potential failure of the technology facilitating cryptocurrency transfers, as well as the uncertainties posed by supply and demand forces in an unregulated market that is not backed by a government. Regulatory actions that may limit or enhance the ability to exchange or utilize cryptocurrencies for payments could impact their demand, and future regulatory changes could be detrimental to the Fund’s investments. Development and acceptance of competing platforms or technologies could also affect the use of cryptocurrencies. Additionally, potential fraud, security breaches, business failures, and technical defects pose significant risks to companies engaged in cryptocurrency activities. Cryptocurrency’s reliance on internet connectivity, its decentralized nature, and its usage of open-source technologies may further increase risks of fraud or cyber-attacks.

The market for cryptocurrency futures is potentially less liquid and more volatile than more established futures markets, despite substantial growth since trading commenced. The pricing of cryptocurrency futures contracts is influenced by various factors, including supply, demand, market conditions, position limits, accountability levels, collateral requirements, and the availability of counterparties. Consequently, these contracts could trade at a significant premium over the spot price of cryptocurrency. If the Fund purchases futures contracts at a premium and this premium declines, it could negatively impact the value of an investment in the Fund. The Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts could be limited by these factors, potentially affecting its returns.

Blueprint Chesapeake Multi-Asset Trend ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.
Blueprint Chesapeake Multi-Asset Trend ETF | Cash Redemption Risk [Member]
Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.
Blueprint Chesapeake Multi-Asset Trend ETF | Costs of Buying or Selling Shares [Member]
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Blueprint Chesapeake Multi-Asset Trend ETF | Shares May Trade at Prices Other Than NAV [Member]
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.
Blueprint Chesapeake Multi-Asset Trend ETF | Trading [Member]
Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.
Blueprint Chesapeake Multi-Asset Trend ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations of inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Blueprint Chesapeake Multi-Asset Trend ETF | Illiquid Investments Risk [Member]

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Blueprint Chesapeake Multi-Asset Trend ETF | Interest Rate Risk [Member]

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Advisers, as the case may be.

Blueprint Chesapeake Multi-Asset Trend ETF | Management Risk [Member]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Chesapeake and Blueprint’s success or failure to implement investment strategies for the Fund and/or the Subsidiary.

Blueprint Chesapeake Multi-Asset Trend ETF | Large-Capitalization Investing [Member]
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Blueprint Chesapeake Multi-Asset Trend ETF | Mid-Capitalization Investing [Member]
Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Blueprint Chesapeake Multi-Asset Trend ETF | Small-Capitalization Investing [Member]
Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Blueprint Chesapeake Multi-Asset Trend ETF | Micro-Capitalization Investing [Member]
Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Blueprint Chesapeake Multi-Asset Trend ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Blueprint Chesapeake Multi-Asset Trend ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time.  Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Blueprint Chesapeake Multi-Asset Trend ETF | Underlying Fixed Income ETF Risks [Member]

Underlying Fixed Income ETF Risks. The Fund (and the Subsidiary) may invest in fixed income ETFs indirectly via futures contracts or other derivatives transactions. The Fund will be subject to substantially the same risks as those associated with the indirect ownership of securities held by the fixed income ETFs.